SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
NOTE 28 - SUBSEQUENT EVENTS

NOTE 28 - SUBSEQUENT EVENTS

The Corporation has evaluated subsequent events through March 30, 2022, the date the financial statements were authorized for issuance by the Audit Committee of the Board of Directors. Although it has expressed no intention to do so the Audit Committee has the authorization to amend these financial statements. The corporation has determined there are no subsequent events except the following.

On March 18, 2022 the Company entered into an agreement with a placement agent in connection with the Company’s issuance and sale of an aggregate of 3,878,789 shares of the Company’s common stock, no par value, at a purchase price of $1.65 per share to select institutional and accredited investors, and concurrent private placement of warrants. A.G.P./Alliance Global Partners is acting as sole placement agent for the private placement.

On March 18, 2022, the Company and the Investors entered into securities purchase agreements (the “Purchase Agreements”) relating to the Offering and concurrent private placement of warrants up to an aggregate of 3,878,789 shares of common stock, at an initial exercise price equal to $2.00 per share and will expire five (5) years from the date of an effective registration statement covering the shares underlying the warrants, subject to customary anti-dilution provisions. James G. Robinson, a director of the company and one of the investors in the offering, purchased 1,151,515 shares and 1,151,515 shares of common stock underlying the warrants.

On March 22, 2022, the company announced it closed the offering for gross proceeds of approximately $6.4 million before deducting placement agent fees and various expenses. In addition, the Company agreed to issue A.G.P. or its assigns warrants to purchase up to 193,939 shares of common stock at an exercise price of $2.06 per share. The Placement Agent Warrants will be immediately exercisable and will expire on the five-year anniversary of the date of offer and are subject to customary anti-dilution provisions.